Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity
10	Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on September 22, 2023. The original authorized share capital of the Company was US$50,000 divided into 25,000,000 Class A Ordinary Shares and 25,000,000 Class B Ordinary Shares, par value US$0.001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each holder of our Class A Ordinary Share is entitled to one vote per share. Each holder of our Class B Ordinary Share is entitled to 10 votes per share.

The Company issued 3,915,000 Class A Ordinary Shares and 14,085,000 Class B Ordinary Shares, which were outstanding as of December 31, 2024.

Upon completion of the IPO and the full exercise of the underwriter’s over-allotment option on April 11, 2025 and May 8, 2025, respectively, the Company issued 7,365,000 Class A Ordinary Shares and 14,085,000 Class B Ordinary Shares, which were outstanding as of June 30, 2025.